Business Combination - Supplemental Pro Forma Information (Unaudited) (Details) - IC'Alps - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Business Combination
Revenue	$ 26,235,000	$ 22,024,000
Net income (loss)	$ (43,613,000)	$ (35,624,000)